Subsequent Events (Details Textual) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument Redemption Amount	$ 9
Notes Issued	1,804	$ 2,367	$ 4,119	$ 1,737
Notes Payable, Related Parties	1,699		768
Impaired Loans Book Value	128		$ 0
Georgia [Member]
Impaired Loans Book Value	108
Managers And Other Affiliates
Notes Payable, Related Parties	1,699
Subsequent Event [Member]
Notes Issued	50
Notes Payable, Related Parties	$ 6,732